Supplemental Cash Flow Information - Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 348,785	$ 353,241	$ 424,169
Restricted cash – current	11,144	56,777	40,493
Restricted cash – non-current	45,961	44,849	40,977
Total cash, cash equivalents and restricted cash	405,890	456,325	505,639	$ 552,174
Cash and cash equivalents
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	0	1,121	0
Cash and restricted cash
Cash and Cash Equivalents [Line Items]
Assets held for sale - restricted cash	$ 0	$ 337	$ 0